CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue:
Revenue from customers	$ 268	$ 163
Grant revenue	651	1,754
Total revenue	919	1,917
Expenses:
Employee benefits expenses	2,984	2,756
Consultancy expenses	2,134	1,934
Administrative and other expenses	8,080	1,618
Raw materials and consumables used	600	241
Depreciation expense	49	47
Finance costs, net	2,518	2,119
Share in loss of jointly controlled entities	254	10
(Gain)/loss on derivative financial instruments	(105)	3
Total expenses	16,514	8,728
Net loss before income tax	(15,595)	(6,811)
Income tax benefit	378	618
Net loss	(15,217)	(6,193)
Gain on foreign currency translation	891	1,379
Total comprehensive loss for the year	$ (14,326)	$ (4,814)
Loss per share:
Basic loss per share (in dollars per share)	$ (0.61)	$ (0.25)
Diluted loss per share (in dollars per share)	$ (0.61)	$ (0.25)
Weighted-average number of common shares outstanding (in thousands):
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share (in shares)	25,129	25,129
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share (in shares)	25,129	25,129